PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of December 31,
	2021	2022
	RMB	RMB
Cost
Electronic equipment	46,856	79,663
Leasehold improvements	48,901	63,995
Machinery and equipment	12,622	121,614
Furniture and fixture	32,599	54,851
Transportation vehicles	2,003	4,411
Total cost	142,981	324,534
Less: Accumulated depreciation	(39,810)	(84,329)
Property and equipment, net	103,171	240,205
Construction in Progress	218,456	264,748
Total	321,627	504,953